Write-down and Loss on Sales of Vessels (Tables)	6 Months Ended
Jun. 30, 2020
Property, Plant and Equipment [Abstract]
Schedule of Impairment and Loss on Sale of Vessels, Equipment and Other Operating Assets
The following table contains the write-downs, gains and losses on sales of vessels for the three and six months ended June 30, 2020 and 2019:

			Three Months Ended June 30,
Segment	Asset Type	Completion of Sale Date	2020 $	2019 $
Teekay Parent Segment – Offshore Production (1)	1 FPSO unit	N/A	(13,566)	—
Teekay Tankers Segment – Conventional Tankers (2)	(2)	Apr-2020	3,081	—
Teekay Tankers Segment – Conventional Tankers (3)	1 Suezmax	N/A	460	—
Teekay Tankers Segment – Conventional Tankers	Operating lease right-of-use	N/A	(644)	—
Total			(10,669)	—

			Six Months Ended June 30,
Segment	Asset Type	Completion of Sale Date	2020 $	2019 $
Teekay Parent Segment – Offshore Production (1)	2 FPSO units	N/A	(60,085)	—
Teekay Parent Segment – Offshore Production (4)	1 FPSO unit	N/A	—	(3,328)
Teekay LNG Segment – Liquefied Gas Carriers (5)	6 Multi-gas Carriers	N/A	(45,000)	—
Teekay Tankers Segment – Conventional Tankers (2)	(2)	Apr-2020	3,081	—
Teekay Tankers Segment – Conventional Tankers (3)	1 Suezmax	N/A	—	—
Teekay Tankers Segment – Conventional Tankers	3 Suezmaxes	Feb/Mar-2020	(2,627)	—
Teekay Tankers Segment – Conventional Tankers	Operating lease right-of-use	N/A	(644)	—
Total			(105,275)	(3,328)

(1)
During the first half of 2020, Teekay Parent recognized impairment charges of $60.1 million in respect of two of its FPSO units. In the first quarter of 2020, CNR International (U.K.) Limited (or CNR) provided formal notice to Teekay of its intention to cease production in June 2020 and decommission the Banff field shortly thereafter. As such, the Company expects to remove the Petrojarl Banff FPSO and Apollo Spirit FSO from the Banff field in 2020 and the subsea equipment in 2021. The Company expects to scrap the FPSO unit and sub-sea equipment and redeliver the FSO unit to its owner following removal from the field. Accordingly, the asset retirement obligation for the Petrojarl Banff FPSO unit was increased based on recent changes to cost estimates and the carrying value of the unit was fully written down. During the first quarter of 2020, the Company also made changes to its expected cash flows from the Sevan Hummingbird FPSO unit based on the market environment and oil prices at that time, and recent discussions with a potential buyer about the possible sale of the unit. This led to the write-down of the unit to its estimated fair value, using a discounted cash flow approach. See Note 13.

(2)
On April 30, 2020, Teekay Tankers completed the sale of the non-US portion of its ship-to-ship support services business as well as its LNG terminal management business for proceeds of $27.1 million, including an adjustment of $1.1 million for the final amounts of cash and other working capital present on the closing date. $14.3 million of the total proceeds were received on closing and the remaining $12.7 million was received in July 2020.

(3)
As at March 31, 2020, Teekay Tankers classified one Suezmax tanker as held for sale. The vessel cost, net of the estimated closing cost, was written down by $0.5 million to its estimated sales price. As at June 30, 2020, this vessel no longer met the requirements to be classified as held for sale and the asset was reinstated as held for use. The previous write-down of $0.5 million was reversed when the asset was reinstated as held for use.

(4)	On March 27, 2020, the Company entered into a bareboat charter agreement for Petrojarl Foinaven FPSO unit which was accounted for as a sales-type lease. See Note 3.
(5)
In March 2020, the carrying values for six of Teekay LNG's seven wholly-owned multi-gas carriers were written down to their estimated fair values, using appraised values, primarily due to the lower near-term outlook for these type of vessels as a result of the current economic environment as well as Teekay LNG receiving notification that its commercial management agreement with a third-party commercial manager will dissolve in September 2020.